Consolidated cash flow statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flow from operating activities
Profit after taxation for the year	£ 6,388	£ 5,268	£ 4,046
Adjustments reconciling profit after tax to operating cash flows	3,708	4,264	5,701
Cash generated from operations	10,096	9,532	9,747
Taxation paid	(1,655)	(1,512)	(1,326)
Net cash inflow from operating activities	8,441	8,020	8,421
Cash flow from investing activities
Purchase of property, plant and equipment	(1,226)	(1,265)	(1,344)
Proceeds from sale of property, plant and equipment	68	95	168
Purchase of intangible assets	(1,013)	(898)	(452)
Proceeds from sale of intangible assets	1,255	404	256
Purchase of equity investments	(411)	(258)	(309)
Proceeds from sale of equity investments	3,269	69	151
Contingent consideration paid	(120)	(113)	(153)
Purchase of businesses, net of cash acquired	15	(3,571)
Disposal of businesses	259	104	26
Investments in associates and joint ventures	(4)	(11)	(10)
Proceeds from disposal of interests in associates			3
(Increase)/decrease in liquid investments	(1)	1
Interest received	39	82	72
Dividends from associates, joint ventures and equity investments	31	7	39
Net cash inflow/(outflow) from investing activities	2,161	(5,354)	(1,553)
Cash flow from financing activities
Issue of share capital	29	51	74
Purchase of non-controlling interests		(7)	(9,320)
Increase in long-term loans	3,298	4,794	10,138
Repayment of short-term Notes	(3,738)	(4,160)	(2,067)
(Repayment of)/increase in other short-term loans	(3,567)	3,095	81
Repayment of lease liabilities	(227)	(214)	(28)
Interest paid	(864)	(895)	(766)
Dividends paid to shareholders	(3,977)	(3,953)	(3,927)
Distributions to non-controlling interests	(1,208)	(364)	(570)
Contributions from non-controlling interests	3		21
Other financing cash flows	119	(187)	(25)
Net cash outflow from financing activities	(10,132)	(1,840)	(6,389)
Increase in cash and bank overdrafts	470	826	479
Cash and bank overdrafts at beginning of year	4,831	4,087	3,600
Exchange adjustments	(39)	(82)	8
Increase in cash and bank overdrafts	470	826	479
Cash and bank overdrafts at end of year	5,262	4,831	4,087
Cash and bank overdrafts at end of year comprise:
Cash and cash equivalents	6,292	4,707	3,874
Cash and cash equivalents reported in assets held for sale	0	507	485
Cash and cash equivalents after assets held for sale reported	6,292	5,214	4,359
Overdrafts	(1,030)	(383)	(272)
Cash and bank overdrafts at end of year	£ 5,262	£ 4,831	£ 4,087